Document and Entity Information	Apr. 07, 2025
Document Information [Line Items]
Entity Registrant Name	Marblegate Capital Corporation
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by Marblegate Capital Corporation (the “Company”) on April 11, 2025 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 amends: (1) Item 9.01(a) in the Original Report to include: (a) (i) the unaudited consolidated financial statements of DePalma Acquisition I LLC (“DePalma I”), DePalma Acquisition II LLC (“DePalma II”), and the Company as of and for the fiscal quarter ended March 31, 2025, fiscal year ended December 31, 2024, and for the three months ended March 31, 2025 and 2024, and related notes, (ii) the unaudited condensed financial statements of Marblegate Acquisition Corp. (“MAC”) as of and for the fiscal quarter ended March 31, 2025, fiscal year ended December 31, 2024, and for the three months ended March 31, 2025 and 2024, and related notes; (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of DePalma I, DePalma II, MAC, and the Company as of and for the fiscal quarter ended March 31, 2025, fiscal year ended December 31, 2024, and for the three months ended March 31, 2025 and 2024; (2) Item 9.01(b) in the Original Report to include the unaudited pro forma condensed combined financial information of the Company as of the three months ended March 31, 2025 and for the year ended December 31, 2024 and related notes; and (3) Item 9.01(d) in the Original Report to update and replace Exhibit 10.3 to the Original Report, which included certain scrivener’s errors. Accordingly, the Management Services Agreement, which was previously attached as Exhibit 10.3 to the Original Report, is hereby replaced in its entirety by the Management Services Agreement attached hereto as Exhibit 10.3. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given in the Original Report.
Entity Central Index Key	0001965052
Document Type	8-K/A
Document Period End Date	Apr. 07, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-56734
Entity Tax Identification Number	92-2142791
Entity Address, Address Line One	5 Greenwich Office Park
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	(203)
Local Phone Number	210-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	MGTE
Warrant [Member]
Document Information [Line Items]
Trading Symbol	MGTEW